Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

11. Intangible assets

	December 31,
	2018	2017
	(€ in thousands)
Software	787	573
Licenses	109	136
Prepayments made on intangible assets	524	402
Total	1,420	1,111

The increase in software and prepayments made on intangible assets is due to the purchase of software licenses in connection with our new ERP system as well as related capitalized customizing cost.